LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2019
LOANS AND BORROWINGS
LOANS AND BORROWINGS

9     LOANS AND BORROWINGS

The Company’s borrowings consisted of the following:

	As of December 31,
	2018	2019

Short-term borrowings	684,788	397,213
Current portion of long-term borrowings	598,532	740,524
Sub-total	1,283,320	1,137,737
Long-term borrowings, excluding current portion	5,203,708	8,028,473
Total loans and borrowings	6,487,028	9,166,210

Short-term borrowings

The Company’s short-term borrowings consisted of the following:

	As of December 31,
	2018	2019

Unsecured short-term loans and borrowings	30,000	80,000
Secured short-term loans and borrowings	654,788	317,213
	684,788	397,213

Short-term borrowings were secured by the following assets:

	As of December 31,
	2018	2019

Accounts receivable (Note)	18,796	11,535
Property and equipment, net	203,290	—
	222,086	11,535

The weighted average interest rates of short-term borrowings outstanding as of December 31, 2018 and 2019 were

7.01% and 5.64% per annum, respectively.

Long-term borrowings

The Company’s long-term borrowings consisted of the following:

	As of December 31,
	2018	2019

Unsecured long-term loans and borrowings	85,250	42,500
Secured long-term loans and borrowings	5,716,990	8,726,497
	5,802,240	8,768,997

Long-term borrowings were secured by the following assets:

	As of December 31,
	2018	2019

Accounts receivable (Note)	347,142	508,847
Property and equipment, net	1,513,446	2,493,872
Prepaid land use rights, net	13,241	741,032
	1,873,829	3,743,751

Note:     The Company applied accounts receivable generated from certain data center operation as collateral to secure borrowings.

The weighted average interest rates of long-term borrowings as of December 31, 2018 and 2019 were 7.42% and 7.40% per annum, respectively, taking into the consideration of debt issuance costs incurred relating to the facilities.

The outstanding long-term borrowings mature serially from 2019 to 2028. The aggregate maturities of the above long-term borrowings for each for the five years and thereafter subsequent to December 31, 2019 are as follows:

Long-term borrowings
Twelve-months ending December 31,
2020	740,524
2021	1,875,218
2022	1,395,398
2023	2,844,152
2024	1,163,453
Thereafter	750,252
8,768,997

The Company entered into secured loan agreements with various financial institutions for project development and working capital purpose with terms ranging from 1 to 13 years.

As of December 31, 2019, the Company had total working capital and project financing credit facilities of RMB11,984,401 from various financial institutions, of which the unused amount was RMB2,587,575. As of December 31, 2019, the Company had drawn down RMB9,396,826, of which RMB397,213 was recorded in short-term loans and borrowings and RMB8,768,997 (net of debt issuance costs of RMB230,616) was recorded in long-term loans and borrowings, respectively. Drawdowns from the credit facility are subject to the approval of the banks and are subject to the terms and conditions of each agreement.

More specifically, the terms of these secured loan facility agreements generally include one or more of the following conditions. If any of the below conditions were to be triggered, the Company could be obligated to notify the lender or repay any loans outstanding immediately or on an accelerated repayment schedule:

(i)	STT Communications Ltd. ceases to, directly or indirectly, own at least 50.1% of the equity interests of STT GDC Pte. Ltd. (“STT GDC”);
(ii)	STT GDC (a) is not or ceases to, directly or indirectly, be the beneficial owner of at least 25% of the issued share capital of GDS Holdings, or (b) does not or ceases to have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to cast, or control the casting of, at least 25% of the votes that may be cast at a meeting of the board of directors (or similar governing body) of GDS Holdings, or (c) is not or ceases to be the single largest shareholder of GDS Holdings;
(iii)	GDS Holdings and GDS Investment Company are not or cease to be, directly or indirectly, the legal and beneficial owner of 100% of the equity interests of, and have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to control, GDS Investment Company (in the case of GDS Holdings), GDS Beijing, Global Data Solutions Co., Ltd. ("GDS Suzhou") , a subsidiary company of GDS Beijing and the relevant borrowing subsidiaries;

(iv)	William Wei Huang ceases to, directly or indirectly, own at least 99.9% of the equity interests of and have the power to control GDS Beijing or GDS Suzhou. The Company has obtained all requisite consents from its lenders for the VIE restructuring pursuant to the relevant facility agreements. As of the issuance date of the consolidated financial statements, the condition has been replaced by "Management HoldCo ceases to, directly or indirectly, own at least 100% of the equity interests of and have the power to control GDS Beijing or GDS Suzhou";
(v)	GDS Beijing, GDS Suzhou and the relevant borrowing subsidiaries cease to, directly or indirectly, be the legal and beneficial owner of 100% of the equity interests of, and have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to control, their consolidated subsidiaries;
(vi)	there are changes in the shareholding structure of a principal operating subsidiary of GDS Holdings, as defined in the relevant loan facility agreement; and
(vii)	the IDC license of GDS Beijing or the borrowing subsidiaries, or the authorization by GDS Beijing to one such subsidiary to operate the data center business and provide IDC services under the auspices of the IDC license held by GDS Beijing, is cancelled or fail to be renewed on or before the expiry date.

There are certain other events in the loan facility agreements the occurrence of which could obligate GDS Holdings to notify the lender or repay any loans outstanding immediately or on an accelerated repayment schedule,including, among others, if the borrowing subsidiary fails to use the loan in accordance with the use of proceeds as provided in the loan facility agreement, the borrowing subsidiary violates or fails to perform any of its commitments under the loan facility agreement, or if GDS Holdings is delisted before the maturity date under the relevant loan facility agreement. In addition, the terms of these loan agreements include financial covenants that limit certain financial ratios, such as the interest coverage ratio and gross leverage ratio, during the relevant period, as defined in the agreements. The terms of these loan agreements also include cross default provisions which could be triggered if the Company (i) fails to repay any financial indebtedness in an aggregate amount exceeding US$4,500, or,in some cases, RMB50,000, when due or within any originally applicable grace period; (ii) fails to repay any financial indebtedness or perform any of its obligations under any agreement which could have a material adverse effect on its performance of the loan facility agreements; (iii) fails to repay any financial indebtedness raised with any financial institution; or (iv) fails to perform any loan facility agreement with any financial institution which could result in immediate or accelerated repayment of the financial indebtedness or downgrading of the borrowing subsidiary by any credit rating agency administered by the People's Bank of China ("PBOC") in accordance with the regulations promulgated by PBOC governing loan market rating standards. As of December 31, 2019, the Company was in compliance with all of the abovementioned covenants.